Equity Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Nov. 19, 2018	Mar. 30, 2018	Feb. 02, 2018	Dec. 06, 2017	Nov. 15, 2017	Oct. 28, 2015	Dec. 31, 2019	Dec. 31, 2018
Common stock, shares authorized							450,000,000	450,000,000
Preferred stock, shares authorized							50,000,000	50,000,000
Common stock, par value							$ 0.001	$ 0.001
Preferred stock, par value							$ 0.001	$ 0.001
Common stock, shares issued							21,370,280	21,060,190
Common stock, shares outstanding							21,370,280	21,060,190
F-3 Registration Statement [Member]
Maximum offering amount under registration statement			$ 100,000
Maximum number of shares for sale under registration statement			5,233,222
Prospectus Supplement Filed for Shelf Registration Statement Related to ATM Program [Member]
Maximum offering amount under registration statement		$ 2,300
Prospectus Supplement Amended for Shelf Registration Statement Related to ATM Program [Member]
Maximum offering amount under registration statement	$ 3,675
ATM Program [Member]
Number of common stock issued to settle the interest charged on the Amended & Restated Promissory Note							95,262
Number of common stock offered and sold under the ATM							214,828	182,297
Gross proceeds under the ATM							$ 354
Average (gross) price / share offered and sold under the ATM							$ 1.65
Private Placement [Member]
Number of common stock issued to settle the interest charged on the Amended & Restated Promissory Note				2,400,000
Price per share of common stock				$ 2.00
Gross proceeds from issuance of common stock				$ 4,800
Capitalized costs relating to offering expenses				$ 509
Equity Incentive Plan [Member]
Percentage of outstanding stock						15.00%
Restricted shares of common stock approved						33,222
Restricted shares of common stock issued					200,000
Stock compensation expense					$ 355